N-4	May 01, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Talcott Resolution Life Insurance Co Separate Account 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Oct. 07, 2026
Amendment Flag	false
C000068094 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Franklin High Income Fund - Class A1*	0.74%	4.72%	4.18%	6.30%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Nuveen Small/Mid Cap Growth Opportunities Fund - Class A* (Formerly Nuveen Mid Cap Growth Opportunities Fund)	1.13%	7.65%	1.26%	9.02%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2025)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund High Yield Bond	Franklin High Income Fund - Class A1*	0.74%	4.72%	4.18%	6.30%
	Adviser: Franklin Advisers, Inc.
	Subadviser: N/A
US Fund Mid-Cap Growth	Nuveen Small/Mid Cap Growth Opportunities Fund - Class A* (Formerly Nuveen Mid Cap Growth Opportunities Fund)	1.13%	7.65%	1.26%	9.02%
	Adviser: Nuveen Fund Advisors, LLC.
	Subadviser: Nuveen Asset Management, LLC
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000068094 [Member] | C000018490 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund High Yield Bond
Portfolio Company Name [Text Block]	Franklin High Income Fund - Class A1*
Portfolio Company Adviser [Text Block]	Adviser: Franklin Advisers, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	4.72%
Average Annual Total Returns, 5 Years [Percent]	4.18%
Average Annual Total Returns, 10 Years [Percent]	6.30%
C000068094 [Member] | C000015111 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Mid-Cap Growth
Portfolio Company Name [Text Block]	Nuveen Small/Mid Cap Growth Opportunities Fund - Class A* (Formerly Nuveen Mid Cap Growth Opportunities Fund)
Portfolio Company Adviser [Text Block]	Adviser: Nuveen Fund Advisors, LLC.
Portfolio Company Subadviser [Text Block]	Subadviser: Nuveen Asset Management, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	7.65%
Average Annual Total Returns, 5 Years [Percent]	1.26%
Average Annual Total Returns, 10 Years [Percent]	9.02%